Investment in Associates (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Rollforward of investment in associate
Beginning balance	$ 21,759
Share of profit of associates	1,120
Dividend declared	(450)
Ending balance	$ 22,429